Stockholders' Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Equity [Abstract]
Stockholders' Equity

Note 8. Stockholders’ Equity

The Company recorded stock-based compensation expense for the shares issued to consultants that have vested, which is a component of general and administrative expenses in the Condensed Consolidated Statement of Operations as follows:

		Stock Based Compensation

		For the Nine Months Ended
Month of Original Grant	Shares Issued	March 31, 2017	March 31, 2016
December 2015	230,000	$945,189	$136,603
March 2016	60,000	261,214	12,133
August 2016	40,000	147,600	-
January 2017	50,000	114,329	-
	380,000	$1,468,332	$148,736

As of March 31, 2017 and June 30, 2016, the Company had 18,105,349 and 15,375,981 common shares issued and outstanding, respectively.

Stock incentive plan

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – June 30, 2016	160,000	$1.50
Exercisable – June 30, 2016	40,000	$1.50
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – March 31, 2017	160,000	$1.50
Exercisable – March 31, 2017	40,000	$1.50

As of March 31, 2017, the total intrinsic value of options outstanding and exercisable was $1,814,400 and $453,600, respectively. As of March 31, 2017, the Company has $59,764 in unrecognized stock-based compensation expense attributable to the outstanding options, which will be amortized over a period of 2.14 years.

For the three months ended March 31, 2017 and 2016, the Company recorded $6,888 and $6,964, respectively, in stock-based compensation related to stock options, which is reflected in the condensed consolidated statements of operations.

For the nine months ended March 31, 2017 and 2016, the Company recorded $20,968 and $21,044, respectively, in stock-based compensation related to stock options, which is reflected in the condensed consolidated statements of operations.

Issuance of restricted shares – employees and consultants

Restricted stock awards are considered outstanding at the time of execution by the Company and the recipient of a restricted stock agreement, as the stock award holders are entitled to dividend and voting rights. As of March 31, 2017, the number of shares granted for which the restrictions have not lapsed was 1,641,764 shares.

The Company recognizes the compensation expense for all share-based compensation granted based on the grant date fair value. The grant date fair value of the award is recorded as share–based compensation expense over the respective restriction period. Any portion of the grant awarded to consultants and other service providers as to which the repurchase option has not lapsed is accrued on the Balance Sheet as a component of accounts payable and accrued expenses. As of March 31, 2017 and June 30, 2016, the accrued stock-based compensation was $567,669 and $179,079, respectively. The Company has the right to repurchase some or all of such shares in certain circumstances upon termination of the recipient’s service with the Company, for up to 60 months from the date of termination (“repurchase option”). The shares as to which the repurchase option has not lapsed are subject to forfeiture upon termination of consulting and employment agreements.

In September 2015, the Company amended the original restricted stock agreement for certain award recipients. Pursuant to the amendment, 75% of the shares as to which the repurchase option had not lapsed as of September 30, 2015 will be released from the repurchase option on the third anniversary of the original effective date of the agreement. The remaining 25% of the shares will be released from the repurchase option on the fourth anniversary of the original effective date.

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value	Shares Vested
June 2014	307,876	$2,103,429	96,211
July 2014	32,408	2,090	9,452
August 2014	81,020	534,950	31,056
September 2014	129,633	513,400	32,408
March 2015	72,918	691,565	13,164
June 2015	293,000	439,500	-
November 2015	36,200	54,300	-
December 2015	300,000	1,393,000	230,000
January 2016	40,000	68,000	-
March 2016	60,000	333,000	60,000
June 2016	118,000	577,771	-
August 2016	351,000	1,570,472	40,000
January 2017	192,000	1,472,302	-
February 2017	110,000	697,500	-
March 2017	20,000	135,000	-
	2,144,055	$10,586,279	512,291

In relation to the above restricted stock agreements for the three months ended March 31, 2017 and 2016, the Company recorded stock-based compensation expense for the shares that have vested of $698,103 and $235,030, respectively.

In relation to the above restricted stock agreements for the nine months ended March 31, 2017 and 2016, the Company recorded stock-based compensation expense for the shares that have vested of $2,931,885 and $393,040, respectively.

As of March 31, 2017, the Company had $6,766,031 in unrecognized stock-based compensation expense related to the unvested shares.

Note 10. Stockholders’ Equity

On April 15, 2015, the Company authorized the execution and filing of Amended and Restated Articles of Incorporation with the Nevada Secretary of State, which among other things, authorized the increase in the number of authorized shares of capital stock from 75,000,000 shares of Common Stock to 310,000,000 total shares consisting of (a) 300,000,000 shares of par value $0.001 Common Stock and (b) 10,000,000 of $0.001 par value "blank check" preferred stock. As of June 30, 2016, June 30, 2015, March 31, 2016 and March 31, 2015, there were no shares of preferred stock issued and outstanding.

As a result of the Merger, an aggregate of 5,500,006 shares of the Company’s Common Stock were issued to the holders of Akoustis Inc. stock.

In connection with the Split-Off Agreement, the Company transferred all pre-Merger assets and liabilities to the Company’s pre-Merger majority stockholder, in exchange for the surrender by him and cancellation of 9,854,019 shares of the Company’s Common Stock. These cancelled shares resumed the status of authorized but unissued shares of the Company’s Common Stock. The remaining shareholders of the Company owned 3,000,005 shares of Common Stock shown as a recapitalization on the Consolidated Statement of Stockholders’ Equity.

On May 22, 2015, the Company issued 100,000 shares of Common Stock for professional services provided. These shares were expensed in the Consolidated Statement of Operations for the grant date fair value of $150,000.

During December 2015, 230,000 restricted shares were granted to two consultants pursuant to a one-year investor relations agreement with a fair value of $963,700 at June 30, 2016. The restricted shares will vest over the life of the consulting agreement. As of June 30, 2016, the Company had $757,492 in unrecognized stock-based compensation expense related to the unvested shares.

In March 2016, the above consulting agreements originally executed in December 2015 were amended so that the consultants would receive shares of Common Stock over the remaining term of the agreement in lieu of the monthly cash retainer.  Pursuant to the amended agreement, the Company granted 60,000 restricted shares to the two consultants with a fair value of $251,400 at June 30, 2016. The restricted shares will vest over the remaining life of the consulting agreement. As of June 30, 2016, the Company had $179,614, in unrecognized stock based compensation expense related to the unvested shares.

In relation to the above consulting agreements for the three months ended June 30, 2016, the years ended June 30, 2016, June 30, 2015, March 31, 2016 and the period May 12, 2014 (Inception) through June 30, 2015 the Company recorded stock–based compensation expense for the shares that have vested, which is a component of general and administrative expenses in the Consolidated Statement of Operations as follows:

		Stock Based Compensation
						For the Period from
		For the Three Months Ended	For the Year Ended	For the Year Ended	For the Year Ended	May 12, 2014 (Inception) through
	Shares Issued	June 30, 2016	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015

December 2015	230,000	$206,208	$342,811	$-	$136,603	$-
March 2016	60,000	59,653	71,786	-	12,133	-
	290,000	$265,861	$414,597	$-	$148,736	$-

As further discussed in Note 1, the Company issued 3,362,104 shares of Common Stock in connection with the private placement in May and June 2015.

As discussed in Note 1, on March 10, 2016, the Company held a closing of a private placement offering (the “March 2016 Offering”) in which it sold 494,125 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $790,600 (before deducting legal expenses of the March 2016 Offering).

As discussed in Note 1, on April 14, 2016, the Company held closings of a private placement offering (the “April 2016 Offering”) in which the Company sold 1,741,185 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $2,785,896 (before deducting expenses for legal services and agent commissions of the April 2016 Offering).

As of June 30, 2016, June 30, 2015, March 31, 2016 and 2015, the Company had 15,375,981, 12,469,084, 13,615,440 and 5,493,200 common shares issued and outstanding, respectively.

Stock incentive plan

2014 Stock Plan

On June 14, 2014, the Board of Directors of Akoustis Inc. adopted, and on the same date its stockholders approved, the 2014 Stock Plan which reserved a total of 1,950 shares of Common Stock of Akoustis, Inc. for issuance. The 2014 Stock Plan authorized the grant to participants of incentive stock options, nonstatutory stock options, and restricted stock awards. Shares issued under the 2014 Plan and later forfeited to the Company due to the failure to vest or repurchased by the Company at the original purchase price paid to the Company for such shares, were available for future awards.

Vesting of all shares under the 2014 Stock Plan was determined by the plan administrator on a grant-by-grant basis. The typical vesting schedule provided that 25% of the shares subject to the award would vest on the first year anniversary of the date of grant, and 1/48th of the total number of shares awarded would vest on a monthly basis thereafter.

From June 14, 2014 to May 22, 2015, the date of the Merger, Akoustis Inc. issued restricted stock awards representing an aggregate of 1,925 shares of common stock of Akoustis Inc. to employees and contractors under the 2014 Stock Plan. On May 22, 2015, each of the 1,925 shares of common stock issued under the 2014 Stock Plan was exchanged for 324.082 shares of the Company’s Common Stock with the same vesting schedule applicable to the exchanged shares. Although as of May 22, 2015 there were 8,102 shares available for issuance under the 2014 Stock Plan (each of the 25 common shares remaining converted into 324.082 remaining shares of the Company), the Company no longer intends to grant awards under the 2014 Stock Plan.

2015 Equity Compensation Plan

On May 22, 2015, the Board of Directors adopted, and on the same date the stockholders approved, the 2015 Plan, which reserves a total of 1,200,000 shares of Common Stock for issuance under the 2015 Plan. The 2015 Plan authorizes the grant to participants of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants. The Company agreed not to grant awards under the 2015 Plan for more than 600,000 shares of Common Stock during the first year following the closing of the Merger. If an incentive award granted under the 2015 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to the Company in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2015 Plan.

In addition, the number of shares of our Common Stock subject to the 2015 Plan, any number of shares subject to any numerical limit in the 2015 Plan, and the number of shares and terms of any incentive award are expected to be adjusted in the event of any change in our outstanding Common Stock by reason of any stock dividend, spin-off, split-up, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares or similar transaction.

Options granted under the Plan vest as determined by the Company’s board of directors and expire over varying terms, but not more than seven years from the date of grant. In the case of an Incentive Stock Option that is granted to a 10% shareholder on the date of grant, such Option shall not be exercisable after the expiration of five years from the date of grant. The 160,000 options were issued to four non-employee directors in May 2015.

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Expected term: The Company’s expected term is based on the period the options are expected to remain outstanding. The Company estimated this amount utilizing the “Simplified Method” in that the Company does not have sufficient historical experience to provide a reasonable basis to estimate an expected term.

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar term on the date of the grant.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the options’ expected term.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – April 1, 2015	—	$—
Exercisable –April 1, 2015	—	—
Granted	160,000	1.50
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2015	160,000	$1.50
Exercisable – June 30, 2015	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – March 31, 2016	160,000	$1.50
Exercisable – March 31, 2016	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2016	160,000	$1.50
Exercisable – June 30, 2016 (1)	40,000	$1.50

As of June 30, 2016, the total intrinsic value of options outstanding and exercisable was $430,400 and $107,600, respectively. As of June 30, 2016, the Company has $80,732 in unrecognized stock based compensation expense attributable to the outstanding options which will be amortized over a period of 2.89 years.

For the three months ended June 30, 2016, the Company recorded $6,964 in stock-based compensation related to stock options which is reflected in the consolidated statements of operations.

For the years ended June 30, 2016, June 30, 2015, March 31, 2016 and the period May 12, 2014 (Inception) through March 31, 2015, the Company recorded $28,008, $2,984, $24,028 and $0, respectively, in stock-based compensation related to stock options which is reflected in the consolidated statements of operations.

Issuance of restricted shares – employees and consultants

Restricted stock awards are considered outstanding at the time of execution by the Company and the recipient of a restricted stock agreement, as the stock award holders are entitled to dividend and voting rights. As of June 30, 2016, the number of shares granted for which the restrictions have not lapsed was 463,841 shares.

Restricted shares are valued using the share price on the date of most recent equity raise or the value of the services performed, whichever is more readily determinable. The grant date fair value of the award is recorded as share–based compensation expense over the respective restriction period. Any portion of the grant awarded to consultants as to which the repurchase option has not lapsed is accrued on the Balance Sheet as a component of accounts payable and accrued expenses. As of June 30, 2016, June 30, 2015, March 31, 2016 and 2015, the accrued stock-based compensation was $179,079, $33,063, $106,902 and $5,857, respectively. The Company has the right to repurchase some or all of such shares upon termination of the individual’s service with the Company, whether voluntary or involuntary, for 60 months from the date of termination (“repurchase option”). The shares as to which the repurchase option has not lapsed are subject to forfeiture upon termination of consulting and employment agreements.

In September 2015, the Company amended the original restricted stock agreement for certain award recipients. According to the amendment, 75% of the shares as to which the repurchase option had not lapsed as of September 30, 2015, shall be released from the repurchase option on the third anniversary of the original effective date of the agreement. The remaining 25% of the shares shall be released from the repurchase option on the fourth anniversary of the original effective date.

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value	Shares Vested
June 2014	307,876	$604,385	96,211
July 2014	32,408	1,469	9,452
August 2014	81,020	207,257	33,083
September 2014	129,633	260,514	32,408
March 2015	72,918	259,288	8,608
June 2015	293,000	439,500	-
November 2015	36,200	54,300	-
December 2015	300,000	1,068,700	-
January 2016	40,000	68,000	-
March 2016	60,000	251,400	-
June 2016	8,000	33,600	-

	1,361,055	$3,248,413	179,762

In relation to the above restricted stock agreements for the three months ended June 30, 2016, the years ended June 30, 2016, June 30, 2015, March 31, 2016 and the period May 12, 2014 (Inception) through June 30, 2015, the Company recorded stock–based compensation expense for the shares that have vested, as follows:

				For the Period from
For the Three Months Ended	For the Year Ended	For the Year Ended	For the Year Ended	May 12, 2014 (Inception) through
June 30, 2016	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015

$428,678	$821,617	$78,925	$465,616	$6,219

As of June 30, 2016, the Company had $2,347,898, in unrecognized stock based compensation expense related to the unvested shares.